LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 6— LEASES

See Footnote 1 for the potential exchange of Series C Preferred stock to settle certain lease liabilities in connection with the Offering.

Operating Leases

As a result of the adoption of ASC 842 on January 1, 2021, the Company recognized a lease liability which represents the present value of the remaining operating lease payments discounted using our incremental borrowing rate of 5.0%, and a right-of-use asset.

Operating leases consist of an office and a clinic location and have remaining terms of approximately 7 and 1 years, respectively, and both include options to extend the leases for additional periods. Generally, the lease term is the minimum of the noncancelable period of the lease or the lease term inclusive of reasonably certain renewal periods. If the estimate of our reasonably certain lease term was changed, our depreciation and rent expense could differ materially.

On August 1, 2024, the Company entered into a lease of a clinic facility sixty-six-month triple-net lease agreement, to expire in 2029. The Company has one option to renew the lease for a five-year period on the same terms and conditions with fair market value rent increases.

On September 1, 2024, the Company entered into a lease of a clinic facility six-year triple-net lease agreement, to expire in 2030. The Company has one option to renew the lease for a five-year period on the same terms and conditions with annual rent increases.

Contractual lease payments are as follows as of December 31, 2025:

2026	$556,410
2027	589,558
2028	603,966
2029	617,345
2030	519,892
Thereafter	1,320,911
Total Lease Payments	4,208,082
Less Interest	(925,271)
Total Lease Liabilities	$3,282,811
Less: Current Portion	(382,121)
Long-Term Liabilities	$2,900,690

Sale/Leaseback

On March 31, 2016, the Company entered into a lease of Marina Towers under a sale/leaseback transaction, via a 10-year absolute triple-net master lease agreement, to expire in 2026. The Company has two successive options to renew the lease for five-year periods on the same terms and conditions and did not have any residual interest or the option to repurchase the facility at the end of the lease term.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

During October 2021, the Company, through the eighteenth judicial circuit court in Brevard County, Florda, received an order approving joint stipulation for alternative resolution to the Company’s real estate lease in Melbourne, Florida. The order terminated the Company’s use of floors three and four of the building immediately, while terminating its right to possession and use of floors three and five at December 31, 2021. The order also terminated the existing lease payment schedule, replacing it with the following:

●	Payment of $50,000 on October 12, 2021

●	The following rent installment payments:

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022

Upon receipt of the Order, the Company recorded a liability and lease settlement expense for the amount of the order, or $1,443,498. As of December 31, 2023, the Company has paid approximately $200,000 of this obligation and has an open accounts payable liability remaining of approximately $1,200,000. The Company is working to reach a settlement with the landlord.

Finance Leases

The Company adopted ASC 842 on January 1, 2021.

On May 31, 2018, the Company entered into a lease agreement for the use of equipment with 60 monthly payments of $2,112 payable through April 2023 with an effective interest rate of 5.00% per annum. The Company failed to make all payments as required under the lease agreement which resulted in the lender filing a complaint in the County Court of Brevard County, Florida (“Court”). In June 2023 the Court issued an order to the Company to return the equipment. The Company has accrued $19,473 to cover final payment and subsequently has reached an agreement to settle this debt for $9,000.